DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following table presents a rollforward of deferred acquisition costs and value of business acquired for the periods indicated:

FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	$661	$924	$1,585
Additions	441	253	694
Amortization	(262)	(31)	(293)
Net change	179	222	401
Balance, end of period	$840	$1,146	$1,986

FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	$—	$710	$710
Acquisition from business combinations and additions	585	106	691
Amortization	(44)	(23)	(67)
Net change	541	83	624
Balance, end of period	$541	$793	$1,334

The following table presents a rollforward of VOBA for the periods indicated:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	VOBA Asset	VOBA Liability
Balance, beginning of period	$404	$(884)
Additions	36	—
Amortization	(55)	67
Balance, end of period	$385	$(817)

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	VOBA Asset	VOBA Liability
Balance, beginning of period	$—	$—
Acquisition from business combination	538	(913)
Amortization	(16)	4
Balance, end of period	$522	$(909)

Present Value of Future Insurance Profits, Expected Amortization
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter:

Years	VOBA Asset
2023	$17
2024	31
2025	28
2026	25
2027	22
Thereafter	262
Total amortization expense	$385